PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------

Dear Stockholders:

The high yield market and the Pacholder High Yield Fund, Inc. (the "Fund") had a mixed first three months of 2002. The market's January results were relatively flat, February was negative as the market traded off along with the equity markets, and March was positive as signs of the economy pulling out of recession became clearer and investors increased their interest in the high yield market. This positive trend continued into April as both the high yield market and the Fund posted strong positive results.

Investor sentiment with regard to high yield remained strong as flows of funds into open-end high yield mutual funds totaled approximately $5.4 billion for the quarter, including a net inflow of more than $3.1 billion in March, one of the largest single monthly inflows on record. This strong inflow continued the trend that started in the fourth quarter of 2001.

The high yield market had a reasonable first quarter, as high yield outperformed most broad equity indices as well as most fixed income sectors. For the quarter, the NASDAQ Composite Index returned -5.30%, S&P 500 returned 0.28% and the 10-year Treasury returned -2.59%.

Overview of the First Quarter

For the three months ended March 31, 2002 the Fund posted a total return of -1.32%, underperforming the average total return of all closed-end funds of 1.43% and the CS First Boston High Yield Index, Developed Countries Only(TM) (the "Index") total return of 2.46%.The Fund's relative underperformance during this quarter was primarily attributable to two factors. First, the Fund had overweighted in the Cellular sub-sector of Telecommunications over the past two years. This strategy proved to be advantageous to the Fund due to increasing M&A activity and positive relative performance for the sector. However, in the first quarter cellular providers underperformed the market due to concerns about their ability to sustain a high growth rate. Second, going into the recession, the Fund was underweighted in the Aerospace, Auto and Gaming/Leisure sectors in the market. This strategy proved to be beneficial to the Fund as these sectors were hit very hard in September 2001; however, these sectors strongly rebounded much more quickly than we expected.

The relative performance for the Fund has been improving over the past couple of months. The Fund followed up on its strong relative performance versus the Index in March (4.34% versus 2.38%) with a very positive April when it posted a 2.20% return for the month versus the Index's return of 1.59%.

The high yield market and the Fund continued to be affected by the high default rate during the quarter. The Fund experienced a 2.87% default rate for the quarter as compared to the 3.37% default rate experienced by the overall market as measured by Moody's. As discussed in the Fund's 2001 Annual Report, we believe the high yield market hit its peak in defaults during the first quarter and continue to believe there will be a gradual decline through the remainder of the year to much closer to normal level of defaults by year end. The advisor has been actively participating in a number of the Fund's portfolio positions that are undergoing restructuring to maximize the Funds recovery on these positions and to expedite the reorganization process to convert Fund assets from non-accruing to accruing.

Despite the high default rate in the first quarter, the high yield market's continuing turnaround was evident in the average price, yield, and spread over Treasuries. For the quarter the average price of the Index rose 2.71 points from 74.41 to 77.12, its yield decreased 83 basis points from 12.82% to 11.99%, and its spread over the comparable Treasury decreased by 125 basis points, from 850 to 725. Although the spread over Treasuries of high yield securities decreased in the last quarter, a 725 basis points spread, as of March 31, 2002, is still relatively wide when compared to the average spread over the last ten years of 540 basis points..

Performance among the high yield industry sectors for the first quarter of 2002 was generally positive with 16 of the 19 industry sectors producing positive total returns. However, the Index's total return for the quarter was materially impacted by the fact that, Telecom (both fixed and wireless), one of the largest industry sectors, was again the worst-performing sector with an approximate total return of -13%. The other two sectors that posted negative returns during the quarter where Metals/Minerals and Utility. Sectors that performed well during the quarter where Aerospace, Gaming/Leisure and Transportation, all of which continued their rebound from their lows experienced just after September 11.During the quarter the Fund had strong performance relative to the market in the Consumer Products, Metal/Minerals and Financials and underperformed in the Energy, Utility and Information Technology segments of the market. The Fund's portfolio is well diversified, with investments in 178 issuers in 32 different industries. The Fund's highest sector concentration is in the Forest Products/ Containers segment of the market, which accounted for 8.41% of the portfolio as of March 31, 2002. This is a sector of the market that we have increased our cyclical credit exposure in anticipation of an economic rebound.

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------


Outlook

Given the increasing momentum of positive economic signs the high yield market has begun to pick up momentum. Given this environment, we expect to maintain an opportunistic investment strategy by adding investments, that we believe are undervalued and selling those securities that we believe have limited upside potential or have more exposure to a rising interest rate environment. In addition we are increasing the Funds exposure to cyclical sectors that we expect will benefit from the economic recovery. This strategy is intended to allow the Fund to more fully participate in the upside of the market and increase the overall market yield of the portfolio. While optimistic, we will continue to maintain a disciplined risk management approach to the overall portfolio.

As always, we appreciate your interest in the Fund and look forward to your continued support.

Sincerely,

/s/ William J. Morgan
William J. Morgan
President

May 17, 2002

--------------------------------------------------------------------------------
Please visit our web site, www.phf-hy.com, for information on the Fund's NAV, share price, news releases, and SEC fillings. We created this site to provide shareholders quick and easy access to the timeliest information available regarding the Fund.
--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in additional shares of the Fund. For an enrollment form and detailed information about the Plan. Please contact U.S. Bank Corporate Trust Services, 425 Walnut Street, ML 5125, P.O. Box 1118, Cincinnati, OH 45201-1118, and (800) 637-7549.

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       Percent
                                    Par                of Net
Description                        (000)     Value     Assets
--------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 93.5%
AEROSPACE -- 0.5%
Atlantic Coast Airlines, Tranche C
 Pass-Thru Cert,
 8.75%, 1/1/07/2/                  $  983 $    965,088   0.5%
                                          ------------   ---
                                               965,088   0.5
CHEMICALS -- 4.5%
Huntsman ICI Chemicals, Sr Sub Nt,
 10.125%, 7/1/09                    1,000      920,000   0.5
Huntsman Corp., Sr Nt,
 9.875%, 3/1/09/2/                    250      253,750   0.1
IMC Global, Inc., Sr Nt,
 10.875%, 6/1/08                    1,000    1,106,250   0.6
Lone Star Industries, Sr Sub Nt,
 9%, 6/1/11                           235      218,550   0.1
Marsulex, Inc., Sr Sub Nt,
 9.625%, 7/1/08                     1,250    1,243,750   0.7
Philipp Brothers Chemicals, Inc.,
 Sr Sub Nt,
 9.875%, 6/1/08                     3,250    1,885,000   1.0
Terra Capital, Inc., Sr Nt,
 12.875%, 10/15/08                  2,225    2,291,750   1.3
Terra Industries, Sr Nt,
 10.5%, 6/15/05                       500      420,000   0.2
                                          ------------   ---
                                             8,339,050   4.5
CONSUMER PRODUCTS -- 3.1%
Chattem, Inc., Sr Sub Nt,
 8.875%, 4/1/08                     1,297    1,297,000   0.7
Drypers Corp., Sr Nt,
 10.25%, 6/15/07/1,4/               1,465       18,312   0.0
Home Products International, Inc.,
 Sr Sub Nt, 9.625%, 5/15/08         1,775    1,606,375   0.9
Levi Straus and Co., Sr Nt,
 6.8%, 11/1/03                      1,000      975,000   0.5
Westpoint Stevens, Inc., Sr Nt,
 7.875%, 6/15/05                      500      250,000   0.1
Windmere Durable, Inc., Sr Sub Nt,
 10.00%, 7/31/08                    1,500    1,537,500   0.9
                                          ------------   ---
                                             5,684,187   3.1
ENERGY -- 4.0%
Baytex Energy LTD, Sr Sub Nt,
 10.5%, 2/15/11                     1,950    2,003,625   1.1
Coho Energy, Inc., Sr Sub Nt PIK,
 15%, 3/31/07/1,3,4/                2,596    1,298,152   0.7
Giant Industries, Inc., Sr Sub Nt,
 9.75%, 11/15/03                    1,031    1,025,845   0.6
Giant Industries, Inc., Sr Sub Nt,
 9%, 9/1/07                           587      560,585   0.3

                                                           Percent
                                        Par                of Net
Description                            (000)     Value     Assets
------------------------------------------------------------------
ENERGY (continued)
ICO, Inc., Sr Nt,
 10.375%, 6/1/07                      $ 1,725 $  1,345,500   0.7%
Magnum Hunter Resources, Sr Nt,
 9.6%, 3/15/12/2/                         250      261,875   0.1
Orion Refining Corp., Sr Nt,
 10%, 11/15/04/2/                       3,476      347,602   0.2
Orion Refining Corp., Sr Secd Bridge
 Nt, 10%, 06/01/02/3/                     674      593,675   0.3
Orion Refining Corp., Bridge Nt,
 10%, 05/23/03/3/                          86       75,657   0.0
                                              ------------   ---
                                                 7,512,516   4.0
FINANCE -- 1.2%
Conseco, Inc., Sr Nt,
 8.75%, 2/9/04                          1,500      817,500   0.4
Conseco, Inc., Sr Nt,
 10.75%, 6/15/08                        1,000      490,000   0.3
Riggs Capital Trust II, Co Guar,
 8.875%, 3/15/27                        1,250      972,695   0.5
                                              ------------   ---
                                                 2,280,195   1.2
FOOD & DRUG -- 0.5%
Penn Traffic, Co., Sr Nt,
 11%, 6/29/09                             894      840,360   0.5
                                              ------------   ---
                                                   840,360   0.5
FOOD & TOBACCO -- 6.9%
Apple South, Inc., Sr Nt,
 9.75%, 6/1/06                          1,500    1,050,000   0.5
Avado Brands, Inc., Sr Sub Nt,
 11.75%, 6/15/09                          500      110,000   0.1
Chiquita Brands, Inc., Sr Nt,
 10.56%, 3/15/09                        1,250    1,306,250   0.7
CKE Restaurants, Inc., Sr Sub Nt,
 9.125%, 5/1/09                           500      487,500   0.2
CKE Restaurants, Inc., Sr Sub Nt,
 4.250%, 3/15/04                        1,000      890,000   0.5
Domino's, Inc., Sr Sub Nt,
 10.375%, 1/15/09                         880      941,600   0.5
FM 1993A Corp., Sr Nt,
 9.75%, 11/1/03                         1,150    1,158,625   0.6
Ft. Biscuit Co., LLC, 1st Mtg,
 14%, 6/30/02/1,3,4/                      500      500,000   0.3
Ft. Biscuit Co., LLC, Sub
 Nt. 12%, 11/14/05/1,3,4/                 500      500,000   0.3
Fresh Foods, Inc., Sr Nt,
 10.75%, 6/1/06                         1,435      717,500   0.4
Friendly Ice Cream, Corp., Sr Nt,
 10.5%, 12/1/07                         1,000      950,000   0.5
National Wine & Spirits, Inc., Sr Nt,
 10.125%, 1/15/09                       1,000    1,035,000   0.5

--------------------------------------------------------------------------------

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Percent
                                            Par                  of Net
Description                                (000)       Value     Assets
------------------------------------------------------------------------
FOOD & TOBACCO (continued)
Perkins Family Restaurants, Sr Nt,
 10.125%, 12/15/07                      $       700 $    702,625   0.4%
Premium Standard Farms, Sr Nt,
 9.25%, 6/15/11                               1,985    2,014,775   1.1
Sbarro, Inc., Sr Nt, 11%, 9/15/09               500      516,250   0.3
                                                    ------------   ---
                                                      12,880,125   6.9
FOREST PRODUCTS & CONTAINERS -- 7.9%
Ainsworth Lumber Co. Ltd., Sr Nt,
 12.5%, 7/15/07                               2,065    2,209,550   1.2
Alabama Pine Pulp, Inc., Tranche B
 Bank Debt, 8.06%, 6/30/05                    1,289       38,680   0.0
Alabama Pine Pulp, Inc., Tranche C
 Bank Debt, 10.75%, 12/31/08/1/               1,800       54,012   0.0
American Tissue, Inc., Sr Sec Nt,
 12.5%, 7/15/06/1,4/                          2,250      452,813   0.2
Appleton Papers, Inc., Sr Sub Nt,
 12.5%, 12/15/08/2/                           1,000      980,000   0.5
Applied Extrusion Technologies, Sr Sub
 Nt, 10.75%, 7/1/11                           1,600    1,696,000   0.9
Berry Plastics Corp., Sr Sub Nt,
 12.25%, 4/15/04                              2,000    2,015,000   1.1
Buckeye Cellulose Corp., Sr Sub Nt,
 9.25%, 9/15/08                                 910      800,800   0.4
Buckeye Technologies, Inc., Sr Sub
 Nt, 8%, 10/15/10                               465      390,600   0.2
Caraustar Industries, Sr Sub Nt,
 9.875%, 4/1/11                                 500      527,500   0.3
Fibermark, Inc., Sr Nt, 10.75%, 4/15/11         750      660,000   0.4
Millar Western Forest Products Ltd, Sr
 Nt, 9.875%, 5/15/08                            945      874,125   0.5
Portola Packaging Inc., Sr Nt,
 10.75%, 10/1/05                              2,410    2,410,000   1.3
Potlatch Corp., Sr Sub
 Nt, 10%, 7/15/11                             1,500    1,623,750   0.9
                                                    ------------   ---
                                                      14,732,830   7.9
GAMING & LEISURE -- 2.7%
Bally Total Fitness Holding Corp., Sr
 Sub Nt, 9.875%, 10/15/07                     2,000    2,005,000   1.1
Isle of Capri Casinos, Sr Sub Nt,
 9%, 3/15/12/2/                               1,000    1,001,250   0.5
Prime Hospitality Corp., 1st Mtg,
 9.25%, 1/15/06                               1,000    1,030,830   0.5
Speedway Motorsports, Inc., Co
 Guar, 8.5%, 8/15/07                          1,000    1,031,250   0.6
                                                    ------------   ---
                                                       5,068,330   2.7
HEALTH CARE -- 6.9%
Alliance Imaging, Inc., Sr Sub Nt,
 10.375%, 4/15/11                             1,000    1,065,000   0.6
Alaris Medical, Inc., Sr Nt,
 11.625%, 12/01/06                              500      545,000   0.3

                                                                  Percent
                                             Par                  of Net
Description                                 (000)       Value     Assets
-------------------------------------------------------------------------
HEALTH CARE (continued)
Beverly Enterprises, Inc., Sr Nt,
 9.625%, 4/15/09                          $      750 $    765,937   0.4%
Concentra Operating Corp., Sr Sub
 Nt, 13%, 8/15/09                              1,500    1,695,000   0.9
Extendicare Health Services, Sr Sub
 Nt, 9.35%, 12/15/07                           1,500    1,365,000   0.7
Fisher Scientific International, Inc., Sr
 Sub Nt, 9%, 2/1/08                            2,000    2,060,000   1.1
Hanger Orthopedic Group, Inc., Sr
 Nt, 10.375%, 2/15/09/2/                       1,500    1,575,000   0.9
Hanger Orthopedic Group, Inc., Sr
 Sub Nt, 11.25%, 6/15/09                         500      497,500   0.3
Healthsouth Corp., Sr Sub Nt,
 10.75%, 10/1/08                               1,000    1,100,000   0.6
Magellan Health Services, Inc., Sr
 Sub Nt, 9%, 2/15/08                           1,500    1,162,500   0.6
US Oncology, Inc., Sr Sub Nt,
 9.625%, 2/1/12/2/                             1,000      970,000   0.5
                                                     ------------   ---
                                                       12,800,937   6.9
HOUSING -- 2.3%
American Builders & Contractors
 Supply Co., Inc., Sr Sub Nt,
 10.625%, 5/15/07                                775      798,250   0.4
Associated Materials, Inc., Sr Sub Nt,
 9.25%, 3/1/08                                 1,000   1,,095,000   0.6
Omega Cabinets, Ltd, Sr Sub Nt,
 10.5%, 6/15/07                                2,250    2,407,500   1.3
                                                     ------------   ---
                                                        4,300,750   2.3
INFORMATION TECHNOLOGY -- 2.4%
Avaya, Inc., Sr Nt,
 11.125%, 4/1/09                                 800      784,000   0.4
Ciena Corp., Sr Nt, 3.75%, 2/1/08              1,115      714,994   0.4
Flextronics International, Ltd., Sr Sub
 Nt, 8.75%, 10/15/07                           1,000    1,020,000   0.5
Ingram Micro, Inc., Sr Sub Nt,
 9.875%, 8/15/08                                 700      737,625   0.4
Lucent Technologies, Sr Nt,
 7.25%, 7/15/06                                1,000      820,000   0.5
Nortel Networks Ltd, Sr Nt,
 6.125%, 2/15/06                                 580      429,200   0.2
                                                     ------------   ---
                                                        4,505,819   2.4
MANUFACTURING -- 6.4%
Airxcel, Inc., Sr Sub Nt,
 11%, 11/15/07                                 1,500    1,050,000   0.6
Better Minerals and Aggregates Co.,
 Sr Sub Nt, 13%, 9/15/09                       1,675    1,593,344   0.8
Columbus McKinnon Corp., Sr Sub
 Nt, 8.5%, 4/1/08                                420      407,400   0.2
Day International Group, Inc., Sub Nt,
 9.5%, 3/15/08                                 2,000    1,390,000   0.7

--------------------------------------------------------------------------------

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Percent
                                                                      of Net
Description                                   Par (000)     Value     Assets
-----------------------------------------------------------------------------
MANUFACTURING (continued)
Indesco International, Inc., Sr Sub Nt,
 10%, 3/8/08                                 $       291 $    290,529   0.2
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                  1,525    1,464,000   0.8
LLS Corp., Sr Sub Nt,
 11.625%, 8/1/09/1,4/                              1,000      100,000   0.1
MMI Products, Inc., Sr Sub Nt,
 11.25%, 4/15/07                                   2,000    2,020,000   1.1
Precision Partners, Inc., Sr Sub Nt,
 12%, 3/15/09                                      1,175      387,750   0.2
Selectron Corp., Sr Nt,
 9.625%, 2/15/09                                     750      712,500   0.4
Tyco International Group, Co Guar,
 6.250%, 6/15/03                                   1,000      956,940   0.5
Von Hoffman Corp., Sr Nt,
 10.25%, 3/15/09/2/                                  500      508,125   0.3
Xerox Capital Corp., Sr Nt,
 9.75%, 1/15/09/2/                                 1,000      952,500   0.5
                                                         ------------   ---
                                                           11,833,088   6.4
MEDIA & TELECOM: BROADCASTING -- 4.4%
Ackerly Group, Inc., Sr Sub Nt,
 9%, 1/15/09                                       1,500    1,627,500   0.9
Canwest Media, Inc., Sr Sub Nt,
 10.625%, 5/15/11                                  1,000    1,100,000   0.6
Cumulus Media, Inc., Sr Sub Nt,
 10.375%, 7/1/08                                   1,675    1,798,530   1.0
Granite Broadcasting Corp., Sr Sub Nt,
 10.375%, 5/15/05                                  1,612    1,483,040   0.8
Nexstar Broadcasting Corp., Sr Sub Nt,
 12%, 4/1/08                                         500      537,500   0.3
Sinclair Broadcasting Group, Inc, Sr Sub Nt,
 8.75%, 12/15/11/2/                                  800      822,000   0.4
Spanish Broadcasting System, Co Guar,
 9.625%, 11/1/09                                     825      862,125   0.4
                                                         ------------   ---
                                                            8,230,695   4.4
MEDIA & TELECOM: CABLE -- 4.4%
Adelphia Communications, Corp., Sr Nt,
 9.375%, 11/15/09                                  1,500    1,402,500   0.8
Charter Communications Holdings LLC,
 Sr Nt, 10%, 4/1/09                                2,000    1,920,000   1.0
Insight Communications, Inc., Sr Disc Nt,
 0/12.25%, 2/15/11                                 2,000    1,310,000   0.7
Mediacom LLC/Capital Corp., Sr Nt,
 8.50%, 4/15/08                                    1,500    1,537,500   0.8
Mediacom LLC/Capital Corp., Sr Nt,
 9.50%, 1/15/03                                      500      525,000   0.3
RCN Corp., Sr Nt, 10%, 10/15/07                    1,400      357,000   0.2
RCN Corp., Sr Disc Nt,
 0/9.8%, 2/15/08                                   1,000      180,000   0.1
Telewest PLC, Sr Disc Debs,
 11%, 10/1/07                                      2,000    1,010,000   0.5
                                                         ------------   ---
                                                            8,242,000   4.4

                                                                  Percent
                                                                  of Net
Description                               Par (000)     Value     Assets
-------------------------------------------------------------------------
MEDIA & TELECOM: FIXED COMMUNICATIONS -- 4.2%
Alaska Communications Systems
 Holdings, Inc., Sr Sub Nt,
 9.375%, 5/15/09                         $     1,000 $    995,000   0.5
Convergent Communications, Inc.,
 Sr Nt, 13%, 4/1/08/1,3,4/                     6,550      360,250   0.2
DTI Holdings, Inc., Sr Disc Nt,
 0/12.5%, 3/1/08/1,4/                          3,750       56,250   0.0
Exodus Communications, Inc., Sr Nt
 10.75%, 12/15/09/1,4/                         1,320      270,600   0.1
Exodus Communications, Inc., Sr Nt
 11.625%, 7/15/10/1,4/                           500      102,500   0.1
GCI, Inc., Sr Nt, 9.75%, 8/1/07                1,500    1,455,000   0.8
Global Crossing Holdings, Ltd., Sr Nt,
 9.125%, 11/15/06/1,4/                         2,000       42,500   0.0
Level 3 Comm, Sr Nt,
 11.25%, 3/15/10                               1,500      675,000   0.4
McLeod USA, Inc., Sr Nt,
 8.375%, 3/15/08/1,4/                          2,000      485,000   0.3
McLeod USA, Inc., Sr Nt,
 11.375%, 1/01/09/1,4/                           250       62,500   0.0
Metromedia Fiber Network, Inc., Sr Nt,
 10%, 12/15/09/1,4/                            1,500      105,000   0.1
Nextlink Communications, Inc., Sr Nt,
 10.5%, 12/1/09/1,4/                           1,500      187,500   0.1
Pathnet, Inc., Sr Nt,
 12.25%, 4/15/08/1,4/                          2,295       17,213   0.0
PSINet, Inc., Sr Nt,
 10.5%, 12/1/06/1,4/                           3,650      365,000   0.2
PSINet, Inc., Sr Nt,
 10%, 2/15/05/1,4/                             1,100      110,000   0.1
PSINet, Inc., Sr Nt, 11.5%, 11/1/08/1,4/         400       40,000   0.0
Qwest Capital Funding, Sr Nt,
 7.75%, 8/15/06                                1,500    1,265,097   0.7
Williams Communications Group, Inc.,
 Sr Nt, 11.875%, 8/1/10/1,4/                     560       78,400   0.0
Williams Communications Group, Inc.,
 Sr Nt, 10.875%, 10/1/09/1,4/                  1,120      168,000   0.1
Worldcom, Inc., Sr Nt,
 6.5%, 5/15/04                                 1,000      899,790   0.5
                                                     ------------   ---
                                                        7,740,600   4.2
MEDIA & TELECOM: WIRELESS COMMUNICATIONS -- 7.6%
Alamosa Delaware, Inc., Sr Nt,
 13.625%, 8/15/11                              1,500    1,275,000   0.7
American Tower, Sr Nt,
 9.375%, 2/1/09                                1,120      828,800   0.4
Arch Communications Group, Inc.,
 Tranche B17.312%, 12/31/04/1,4/               1,932      309,151   0.2
Centennial Cellular Corp., Sr Sub Nt,
 10.75%, 12/15/08                              2,375    1,021,250   0.5
Crown Castle Int'l Corp., Sr Nt,
 0/10.375%, 5/15/11                            1,500      877,500   0.5
Crown Castle Int'l Corp., Sr Sub Nt,
 9.5%, 8/1/11                                  1,000      850,000   0.5

--------------------------------------------------------------------------------

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (continued)
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              Percent
                                          Par                 of Net
Description                              (000)      Value     Assets
---------------------------------------------------------------------
MEDIA & TELECOM: WIRELESS COMMUNICATIONS (continued)
Dobson/Sygnet Communications Corp.,
 Sr Nt, 10.875%, 7/1/10                 $  1,000 $    960,000   0.5%
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07/1,4/                     2,750       20,625   0.0
Nextel Communications, Inc., Sr
 Nt, 9.375%, 11/15/09                      2,000    1,330,000   0.7
Price Communications Wireless, Inc., Sr
 Sec Nt, 9.125%, 12/15/06                  1,000    1,040,000   0.6
Rural Cellular Corp., Sr Sub Nt,
 9.625%, 5/15/08                           2,050    1,701,500   0.9
SBA Communications Corp., Sr
 Nt, 10.25%, 2/1/09                        1,000      687,500   0.4
Telecorp PCS, Inc., Sr Sub Nt,
 10.625%, 7/15/10                            500      561,250   0.3
Tritel PCS, Inc., Sr Sub Nt,
 10.375%, 1/15/11                          1,500    1,687,500   0.9
TSI Telecommunications, Inc., Sr Sub
 Nt, 12.75%, 2/1/09/2/                     1,000      960,000   0.5
                                                 ------------   ---
                                                   14,110,076   7.6
MEDIA & TELECOM: DIVERSIFIED -- 4.6%
Garden State Newspapers, Inc., Sr Sub
 Nt, 8.75%, 10/1/09                          800      792,000   0.4
Liberty Group Operating, Inc., Sr Sub
 Nt, 9.375%, 2/1/08                        2,000    1,660,000   0.9
Liberty Group Publishing, Inc., Sr Disc
 Nt, 0/11.625%, 2/1/09                     1,125      450,000   0.3
Perry-Judd, Sr Sub Nt,
 10.625%, 12/15/07                         2,400    2,280,000   1.2
Phoenix Color Corp., Sr Sub Nt,
 10.375%, 2/1/09                           1,330      990,850   0.5
Regal Cinemas, Inc., Sr Sub Nt,
 9.375%, 2/1/12/2/                           500      522,500   0.3
Six Flags, Inc., Sr Nt,
 9.5%, 2/1/09                                500      520,000   0.3
Tri-State Outdoor Media, Sr Nt,
 11%, 5/15/08/1,4/                         2,000    1,360,000   0.7
                                                 ------------   ---
                                                    8,575,350   4.6
METALS & MINERALS -- 3.0%
LTV Corp., Sr Nt, 11.75%, 11/15/09/1,4/    1,000          500   0.0
NS Group, Inc., Sr Nt,
 13.5%, 7/15/03                            2,500    2,528,125   1.3
Oglebay Norton Co., Sr Sub Nt, 10%,
 2/1/09                                    2,000    1,470,000   0.8
United Steel LLC, Sr
 Nt, 10.75%, 8/1/08/2/                     1,075    1,075,000   0.6
Wolverine Tube, Inc., Sr
 Nt, 10.5%, 4/1/09/2/                        500      501,250   0.3
                                                 ------------   ---
                                                    5,574,875   3.0
RETAIL -- 2.0%
Central Tractor, Sr
 Nt, 10.625%, 4/1/07/1,4/                  1,500          150   0.0

                                                                Percent
                                            Par                 of Net
Description                                (000)      Value     Assets
-----------------------------------------------------------------------
RETAIL (continued)
CSK Automotive, Inc., Sr
 Nt, 12%, 6/15/06/2/                      $  1,000 $  1,060,000   0.6%
Frank's Nursery & Crafts, Sr Sub Nt,
 10.25%, 3/1/08/1,4/                         1,750      192,500   0.1
Group 1 Automotive, Inc., Sr Sub Nt,
 10.875%, 3/1/09                               680      710,600   0.4
Guitar Center Mgmt., Sr
 Nt, 11%, 7/1/06                             1,520    1,565,600   0.8
Mattress Discounters Co., Sr Nt,
 12.625%, 7/15/07                            1,000      201,250   0.1
                                                   ------------   ---
                                                      3,730,100   2.0
SERVICES -- 7.5%
Alderwood Group, Sr Nt,
 12.25%, 1/2/09                              1,500    1,582,500   0.9
Alderwood Group, Sr Nt,
 12.25%, 1/2/07                                289      290,445   0.2
Alllied Waste North America, Sr Nt,
 8.875%, 4/1/08                              1,500    1,533,750   0.8
Coyne International Enterprises Corp.,
 Sr Sub Nt, 11.25%, 6/1/08                   2,500      506,250   0.3
Pierce Leahy, Inc., Sr Nt.
 8.125%, 5/15/08                             1,000    1,005,000   0.5
Rose Hills Co., Sr Sub Nt,
 9.5%, 11/15/04                              1,275    1,238,344   0.7
Service Corporation International, Sr Nt,
 6%, 12/15/05                                1,000      918,750   0.5
Service Corporation International, Sr
 Sub Nt, 6.875%, 10/1/07                       500      455,000   0.2
Stewart Enterprises, Inc., Sr Sub Nt,
 10.75%, 7/1/08                              1,000    1,100,000   0.6
Twin Laboratories, Inc., Sr Sub Nt,
 10.25%, 5/15/06                               650      221,000   0.1
Volume Services America, Inc., Sr Sub
 Nt, 11.25%, 3/1/09                          1,750    1,677,813   0.9
Wesco Distribution, Inc., Sr Sub Nt,
 9.125%, 6/1/08                              2,500    2,362,500   1.3
Williams Scotsman, Inc., Sr Nt,
 9.875%, 6/1/07                              1,000    1,000,000   0.5
                                                   ------------   ---
                                                     13,891,352   7.5
TRANSPORTATION -- 3.7%
Anchor Lamina, Inc., Sr Sub Nt,
 9.875%, 2/1/08                              1,050      404,250   0.2
Collins and Aikman, Sr Nt,
 10.75%, 12/31/11/2/                         1,000    1,010,000   0.5
Delco Remy International, Inc., Sr Sub
 Nt, 11%, 5/1/09                             1,000      920,000   0.5
Greyhound Lines, Inc., Sr Sub Nt,
 11.5%, 4/15/07                              1,200    1,116,000   0.6
Hayes Lemmerz International, Inc., Sr
 Sub Nt, 9.125%, 7/15/07/1,4/                1,500       90,000   0.1
Hayes Lemmerz International, Inc., Sr
 Sub Nt, 11.875%, 6/15/06/1,2,4/               500      262,500   0.2
Oshkosh Truck Corp., Sr Sub Nt,
 8.75%, 3/1/08                               1,500    1,550,625   0.8

--------------------------------------------------------------------------------

PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)
March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Percent
                                             Shares/Par               of Net
Description                                    (000)        Value     Assets
-----------------------------------------------------------------------------
Transportation (continued)
Westinghouse Air Brake, Sr Nt,
 9.375%, 6/15/05                             $       450 $    452,250   0.3
Westinghouse Air Brake, Sr Nt,
 9.375%, 6/15/05                                   1,000    1,005,000   0.5
                                                         ------------  ----
                                                   9,200    6,810,625   3.7
UTILITIES -- 2.8%
AES Corp., Sr Nt, 9.5%, 6/1/09                     2,250    1,755,000   0.9
AES Corp., Sr Nt, 9.375%, 9/15/10                    180      140,400   0.1
Calpine Corp., Sr Nt, 8.5%, 5/1/08                 1,000      797,500   0.4
Calpine Corp., Sr Nt, 8.625%, 8/15/10                750      588,750   0.3
Edison Mission, Inc., Sr Nt, 10%, 8/15/08          2,000    1,990,000   1.1
                                                         ------------  ----
                                                   6,180    5,271,650   2.8

Total Corporate Debt Securities
  (amortized cost $222,932,446)                           173,920,598  93.5
                                                         ------------  ----

EQUITY INVESTMENTS -- 2.6%
Adelphia Communications, Inc., Pfd,
 13%, 7/15/09                                      5,000      475,000   0.3
Broadwing Communications, Inc., Pfd,
 12.5%, 2/15/09                                    2,250      900,000   0.5
Classic Communications, Inc., Common
 Stock/1/                                          5,250          158   0.0
Coho Energy, Inc., Common Stock/1/                74,857          674   0.0
Convergent Communications, Inc.,
 Common Stock/1/                                  10,800           27   0.0
DTI Holdings, Inc., Warrants, 3/1/08/1,3/         18,750            0   0.0
Ft. Biscuit Company, LLC, Warrant,
 11/1/05/1,3/                                          1            0   0.0
Glasstech, Inc., Warrants, 6/30/04/1,3/            1,000            0   0.0
Gulf States Steel, Warrants, 4/15/03/1,3/            500            0   0.0
Harvard Industries, Inc., Common Stock/1/        191,199        2,868   0.0
Indesco International, Inc., Common Stock/1/      60,344      211,204   0.1
International Knife and Saw, Common
 Stock/1/                                         16,665       41,250   0.0
Kaiser Group Holdings, Inc., Common
 Stock/1/                                         63,011      144,925   0.1
Kaiser Group Holdings, Inc., Pfd,
 7%, 12/31/07                                     52,301    1,412,127   0.7
Kaiser Group Holdings, Inc., Puts/1,3/            52,082            0   0.0
Mattress Discounters, Warrants/1,3/                1,000            0   0.0
McLeod USA, Inc., Common Stock/1/                  6,414        1,155   0.0
Optel, Inc., Warrants/1,3/                           750            0   0.0
Orion Refining Corp, Common Stock/1/             597,097            0   0.0
Orion Refining Corp, Warrants/1,3/            10,522,004            0   0.0
Paging Network Do Brasil Holding Co. LLC,
 Warrants/1,3/                                       500            0   0.0
Phonetel Technologies, Inc., Common
 Stock/1/                                        286,900       14,345   0.0
Rural Cellular Corp., Pfd,
 11.375% PIK, 5/15/10                              1,532      689,400   0.4
Saberliner Corp., Warrants, 4/15/03/1,3/             500            0   0.0
Safety Components International, Inc.,
 Common Stock/1/                                  53,517      455,430   0.2

                                                                 Percent
                                        Shares/Par               of Net
Description                               (000)        Value     Assets
------------------------------------------------------------------------
Equity Investments (continued)
San Jacinto Holdings, Common Stock/1,3/ $     2,246 $          0   0.0
Sinclair Capital Hytops, Pfd,
 11.625%, 3/15/09                             5,000      525,000   0.3
XO Communications, Inc., Pfd,
 13.5% PIK, 6/1/10/1,4/                       1,580           16   0.0
                                                    ------------  ----
Total Equity Investments
  (cost $18,373,800)                                   4,873,579   2.6
                                                    ------------  ----

SECURITIES LENDING PROGRAM ASSETS -- 20.0%
Goldman Sach Corp.1.87%,
 dated 3/28/02, matures 4/1/02
 (at amortized cost)                         10,000   10,000,000   5.4
Lehman Brothers Agency 1.85%, dated
 3/28/02, matures 4/1/02 (at amortized
 cost)                                        7,307    7,307,273   3.8
Merrill Lynch A2/P2 1.83%,
 dated 3/28/02, matures 4/1/02
 (at amortized cost)                         10,000   10,000,000   5.4
Morgan Stanley Corp.1.83%,
 dated 3/28/02, matures 4/1/02
 (at amortized cost)                          5,000    5,000,000   2.7
Salomon Brothers Corp.1.97%, dated
 3/28/02, matures 4/1/02 (at amortized
 cost)                                        5,000    5,000,000   2.7
                                                    ------------  ----
Total Securities Lending Program
 Assets                                               37,307,273  20.0
                                                    ------------  ----

TOTAL INVESTMENTS
  (amortized cost $278,613,519)                216,101,450  116.1
                                              ------------  -----
Payable Upon Return of Securities Loaned       (37,307,273) (20.0)
Other Assets in Excess of Liabilities            7,337,283    3.9
                                              ------------  -----
Net Assets                                     186,131,460  100.0
Less: Outstanding Preferred Stock              (92,000,000)
                                              ------------
Net Assets Applicable to 12,754,649 Shares of
 Common Stock Outstanding                     $ 94,131,460
                                              ============
Net Asset Value Per Common Share
  ($94,131,460/12,754,649)                    $       7.38
                                              ============

--------------------------------------------------------------------------------
/1/Non-income producing security.
/2/Security exempt from registration under Rule 144A of the Securities Act of
   1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $14,028,440 or 7.54% of net assets.
/3/Board valued security. These securities amounted to $3,327,734 or 1.79% of net assets.
/4/Security in default.
PIKPayment in kind.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        PACHOLDER HIGH YIELD FUND, INC.
--------------------------------------------------

                            DIRECTORS AND OFFICERS

                     William J. Morgan    John F. Williamson
                   Chairman and President      Director

                   James P. Shanahan, Jr. George D. Woodard
                         Secretary             Director

                      James E. Gibson      Daniel A. Grant
                         Treasurer             Director

                             INVESTMENT OBJECTIVE
            A closed-end fund seeking a high level of total return
              through current income and capital appreciation by
          investing primarily in high-yield, fixed income securities of domestic companies.

                              INVESTMENT ADVISOR
                           Pacholder & Company, LLC

                                 ADMINISTRATOR
                    Kenwood Administrative Management, Inc.

                                   CUSTODIAN
                         Bank One Trust Company, N.A.

                                TRANSFER AGENT
                                U.S. Bank, N.A.

                                 LEGAL COUNSEL
                          Kirkpatrick & Lockhart LLP

                             INDEPENDENT AUDITORS
                             Deloitte & Touche LLP

                               EXECUTIVE OFFICES
                        Pacholder High Yield Fund, Inc.
                             8044 Montgomery Road
                                   Suite 480
                            Cincinnati, Ohio 45236
                                (513) 985-3200

                                   WEB SITE
                                www.phf-hy.com

     This report is for the information of shareholders of Pacholder High Yield Fund, Inc. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.



                        PACHOLDER HIGH YIELD FUND, INC.

                             FIRST QUARTER UPDATE
                                MARCH 31, 2002